Document and Entity Information	6 Months Ended
Jun. 30, 2017 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Fortis Inc.
Entity Central Index Key	0001666175
Current Fiscal Year End Date	--12-31
Document Type	6-K
Document Period End Date	Jun. 30, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q2
Amendment Flag	false
Entity Common Stock, Shares Outstanding	417,885,322